Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
NOTE 6. DEBT
Term Loan and Revolving Line of Credit Facility
In December 2021, the Company entered into a $75,000 Senior Revolving Facility with a five-year term. The Senior Revolving Facility includes a letter of credit sub-facility
in the aggregate availability of $10,000 as a sublimit of the Senior Revolving Facility, and a swingline sub-facility
in the aggregate availability of $10,000 as a sublimit of the Senior Revolving Facility. Proceeds from the Senior Revolving Facility are to be used for general corporate purposes. Amounts borrowed under the Senior Revolving Facility may be repaid and, prior to the Senior Revolving Facility maturity date, reborrowed. The Senior Revolving Facility terminates on the Senior Revolving Facility maturity date in December 2026, when the principal amount of all advances, the unpaid interest thereon, and all other obligations relating to the Senior Revolving Facility shall be immediately due and payable. The Company has yet to draw on the Senior Revolving Facility as of December 31, 2021. The Company accounted for the cancellation of the Revolving Facility and issuance of the Senior Revolving Facility as an exchange with the same creditor. As a result, all costs related to entering into the Senior Revolving Facility that are allowed to be deferred are recorded as a deferred asset and included in other assets on the consolidated balance sheets. These costs totaled $658 and will be amortized ratably over the five-year term of the Senior Revolving Facility.
Interest rates for draws upon the Senior Revolving Facility are determined by whether the Company elects a secured overnight financing rate loan (“SOFR Loan”) or alternate base rate loan (”ABR Loan”). For SOFR Loans, the interest rate is based upon the forward-looking term rate based on SOFR as published by the CME Group Benchmark Administration Limited (CBA) plus an applicable margin, subject to a floor of 0.00%. For ABR Loans, the interest rate is based upon the highest of the Prime Rate, Federal Funds Effective Rate plus an applicable margin, or 3.25%. As of December 31, 2021, the applicable margins for SOFR Loans and ABR Loans under the Senior Revolving Facility were 0.10% and 0.50%, respectively.
In addition to paying interest on the outstanding principal balance under the Senior Revolving Facility, the Company is required to pay a facility fee to the lender in respect of the unused commitments thereunder. The facility fee rate is based on the daily unused amount of the Senior Revolving Facility and is one fourth of one percent (0.25%) per annum based on the unused facility amount.
The Senior Revolving Facility contains certain customary affirmative and negative covenants and events of default. Such covenants will, among other things, restrict, subject to certain exceptions, the Company’s ability to (i) engage in certain mergers or consolidations, (ii) sell, lease or transfer all or substantially all of the Company’s assets, (iii) engage in certain transactions with affiliates, (iv) make changes in the nature of the Company’s business and our subsidiaries, and (v) incur additional indebtedness that is secured on a pari passu
basis with the Senior Revolving Facility.
The Senior Revolving Facility also requires the Company, on a consolidated basis with its subsidiaries, to maintain a minimum cash balance. If the minimum cash balance is not maintained, the Company is required to maintain a minimum liquidity ratio. If an event of default occurs, the lender is entitled to take various actions, including the acceleration of amounts due under the Senior Revolving Facility and all actions permitted to be taken by a secured creditor. As of December 31, 2021, and through the date these consolidated financial statements were issued, the Company believes it was in compliance with all financial covenants.
The Senior Revolving Facility is collateralized by first priority or equivalent security interests in substantially all the property, rights, and assets of the Company.
As of December 31, 2021, there was no outstanding principal amount under the Senior Revolving Facility.
In August 2019, Legacy SmartRent entered into a loan and security agreement for a Credit Facility. The Credit Facility provided $15,000 of borrowing capacity and consisted of a $10,000 Revolving Facility, which originally matured in August 2021, but was extended to December 2021, and a $5,000 Term Loan Facility, with a maturity date of November 2023. The Term Loan Facility was subject to monthly payments of interest, in arrears, accrued on the principal balance of the Term Loan Facility through November 2020. Thereafter, and continuing through the Term Loan Facility maturity date, the Term Loan Facility was subject to equal monthly payments of principal plus accrued interest. Proceeds from the Credit Facility were used for general corporate purposes. In connection with the Credit Facility, the Company issued warrants (see Note 7) to purchase Legacy SmartRent’s common stock, which were subsequently exercised on September 7, 2021 pursuant to a cashless exercise and resulting in the issuance of 147,911 shares of Common Stock. At the time of issuance, the fair value of the warrants was recorded as additional paid-in
capital with a reduction to the carrying value of the Term Loan Facility. The resulting discount from outstanding principal balance of the Term Loan Facility was amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss and Comprehensive Loss. In December 2021, the Credit Facility was cancelled upon the repayment in full of the Term Loan Facility principal and accrued interest. The repayment of the Term Loan Facility was accounted for as an extinguishment of debt.
Convertible Note
In February 2020, Legacy SmartRent issued a $50 principal, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “February 2020 Convertible Note”). Interest on the February 2020 Convertible Note accrued at the coupon rate, compounded annually.
In December 2019, Legacy SmartRent issued a $7,500 principal amount, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “December 2019

Convertible Note”). Interest on the December 2019 Convertible Note accrued at the coupon rate, compounded annually.
Conversion of Convertible Notes
In March 2020, in conjunction with the Series
C-1
preferred stock issuance, the December 2019 and February 2020 Convertible Notes, along with the respective accrued interest thereon, were automatically converted into shares of Series
C-1
preferred stock at conversion prices of $10.02 and $10.01, respectively. As such, the convertible noteholders received an aggregate of 756 shares and 5 shares, respectively, of Series
C-1
convertible preferred stock for the conversion of the Convertible Notes. The redemptions of the notes are considered early extinguishments of debt. The difference between the reacquisition price of the Convertible Notes and the net carrying amount of the extinguished Convertible Notes should be recognized currently in income as a loss or gain. Because the reacquisition price of the December 2019 Convertible Note was higher than the carrying value of the same on the date of extinguishment, the redemption of the December 2019 Convertible Note was recorded as a loss on conversion in the amount of $164 and included in other expense, net in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020. No expenses were recorded in connection with this transaction during the year ended December 31, 2021.